Share capital - Schedule of share capital (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Equity, beginning balance		£ 23,856	£ 19,860	£ 19,793
Issued during the year in lieu of dividends	[1]	0	(1)	(1)
Equity, ending balance		£ 29,562	£ 23,856	£ 19,860
Share capital
Disclosure of classes of share capital [line items]
Issued capital beginning balance (in shares)		3,904	3,815
Issued during the year in lieu of dividends (in shares)		26	89
Issued capital ending balance (in shares)		3,930	3,904	3,815
Equity, beginning balance		£ 485	£ 474	£ 470
Issued during the year in lieu of dividends	[1]	3	11	4
Equity, ending balance		£ 488	£ 485	£ 474

[1]	Included within the share premium account are costs associated with scrip dividends.